CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Allowances for doubtful accounts (in dollars)	$ 11,063	$ 10,796
Statement
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000,000	250,000,000
Ordinary share, shares issued	45,444,000	53,322,000
Ordinary share, shares outstanding	39,778,000	47,656,000
Treasury shares	5,666,000	5,666,000